ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction

        Bona International Film Group Limited ("Bona International") was incorporated in British Virgin Islands ("BVI") on December 13, 2006. Bona International, together with its subsidiaries, variable interest entities (the "VIEs") and VIEs' subsidiaries, are engaged in film related activities and a talent agency business in the People's Republic of China (the "PRC").

        Bona Film Group Limited (the "Company") was established in the Cayman Islands in July 2010, which became the holding company of Bona International upon the completion of a 16 to 1 share exchange on November 10, 2010 with the existing shareholders of Bona International for all shares of equivalent classes. This share exchange was treated as a reorganization of entities under common control in a manner akin to a pooling-of-interest as if the Company had always existed and owned Bona International since the establishment of Bona International. The share capital after the share exchange has been reflected retrospectively as if it were the historical share capital for all the periods presented. The Company together with its VIEs and subsidiaries are referred to as the "Group".

Subsidiaries, VIEs and VIEs' subsidiaries

        As of December 31, 2012, the Company's subsidiaries, VIEs and VIEs' subsidiaries included the following entities:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Subsidiaries:
Bona International Film Group Limited ("Bona International")	December 13, 2006	BVI	100%
Alpha Speed Limited	July 1, 2011	BVI	100%
Beijing Bona New World Media Technology Co., Ltd. ("Bona New World")	June 7, 2007	PRC	100%
Bona Entertainment Co., Ltd. ("Bona Entertainment")	July 1, 2008	Hong Kong	100%
Distribution Workshop (BVI) Ltd. ("Distribution Workshop BVI")	June 29, 2007	BVI	51%
Distribution Workshop (HK) Ltd. ("Distribution Workshop HK")	May 31, 2007	Hong Kong	51%
Bona Production Co., Ltd. ("Bona Production")	July 21, 2010	Hong Kong	100%
Film Investments Limited	October 29, 2012	Hong Kong	100%
DW2 Limited	October 29, 2012	Hong Kong	100%
VIEs:
Beijing Baichuan Film Distribution Co., Ltd. ("Baichuan") (previously named "Beijing PolyBona Film Distribution Co. Ltd.")	November 18, 2003	PRC	0%
Bona Film Group Co., Ltd. (PRC) ("Bona Film") (previously named "Beijing Bona Film and Culture Communication Co., Ltd.")	August 1, 2003	PRC	0%
Beijing Bona Advertising Co., Ltd. ("Bona Advertising")	April 28, 2005	PRC	0%
Cinema Popular Limited ("Cinema Popular")	October 15, 2008	Hong Kong	50%
VIEs' subsidiaries:
Zhejiang Bona Film and Television Production Co., Ltd. ("Zhejiang Bona")	December 5, 2008	PRC	0%
Beijing Bona Xingyi Culture Agency Co., Ltd. ("Bona Xingyi") (previously named "Beijing Bona Yinglong Culture Agency Co., Ltd.")	June 25, 2008	PRC	0%
Beijing Bona International Cineplex Investment and Management Co., Ltd. ("Beijing Bona Cineplex")	November 14, 2005	PRC	0%
Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang")	April 13, 2009	PRC	0%
Shijiazhuang Bona Cinema Investment Management Co., Ltd. ("Shijiazhuang Cinema")	August 27, 2009	PRC	0%
Shenzhen Bona Shidai Cinema Investment Management Co., Ltd. ("Shenzhen Cinema")	December 11, 2009	PRC	0%
Shanghai Bona Yinxing Cinema Development Co., Ltd. ("Shanghai Cinema")	March 5, 2008	PRC	0%
Xi'an Huitong Bona Film Culture Media Co., Ltd. ("Xi'an Huitong")	October 18, 2010	PRC	0%
Beijing Bona Starlight Cineplex Management Co., Ltd. ("Bona Starlight")	July 1, 2011	PRC	0%
Beijing Bona Shunjing Cineplex Management Co., Ltd. ("Shunjng Cinema")	July 1, 2011	PRC	0%
Beijing Bona Huixin Cineplex Management Co., Ltd. ("Huixin Cinema")	July 1, 2011	PRC	0%
Tianjin Bona Jinkang Cineplex Management Co., Ltd. ("Jinkang Cinema")	July 1, 2011	PRC	0%
Chongqing Bona Yuexin Cineplex Management Co., Ltd. ("Yuexin Cinema")	July 1, 2011	PRC	0%
Changsha Mango Bona Cineplex Management Co., Ltd. ("Mangguo Cinema")	July 1, 2011	PRC	0%
Beijing Bona Jingpin Cineplex Management Co., Ltd. ("Jingpin Cinema")	November 8, 2011	PRC	0%
Beijing Bona Tianshi Cineplex Management Co., Ltd. ("Tianshi Cinema")	November 29, 2011	PRC	0%
Dongguan Bona Dongsheng Cineplex Investment Co., Ltd. ("Dongsheng Cinema")	December 1, 2011	PRC	0%
Tianjin Nongken Bona Film Investment Co., Ltd. ("Tianjin Nongken")	April 20, 2012	PRC	0%
Shanghai Bona Zhongyuan Management and Consulting Co., Ltd. ("Shanghai Zhongyuan")	May 24, 2012	PRC	0%
Suzhou Bona Lifeng Cineplex Management Co., Ltd. ("Suzhou Lifeng")	June 27, 2012	PRC	0%
Tianjin Bona Culture Media Co., Ltd. ("Bona Tianjin")	July 18, 2012	PRC	0%
Fenghua Bona Cineplex Management Co., Ltd. ("FengHua Bona")	August 17, 2012	PRC	0%

The VIE arrangements

        The Group operates its businesses in the PRC through its affiliated entities due to the PRC regulations that restrict foreign investments in the film, television program, movie theaters, talent agency and advertising industries (the "Restricted Business"). As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly the Company is not allowed to directly own and operate the Restricted Business in the PRC.

        The Company therefore conducts substantially all of its Restricted Business in the PRC through contractual arrangements with its VIEs and VIEs' subsidiaries. The VIEs and VIEs' subsidiaries hold the requisite license and permits necessary to conduct the Restricted Business in the PRC. In addition, the VIEs and VIEs' subsidiaries hold leases and other assets necessary to operate the Restricted Business in the PRC and generate substantially all of the Company's revenue in the PRC. The Group has three affiliated consolidated entities that operate its businesses in the PRC, each of which is an entity duly formed under PRC law.

        These affiliated consolidated entities were established in the years set forth below:

Year of establishment	PRC affiliated entities	Principal activities
2003	Beijing Baichuan Film Distribution Co., Ltd.	Films distribution
2003	Bona Film Group Co., Ltd. (PRC)	Movie theater business, talent agency services and television production
2005	Beijing Bona Advertising Co., Ltd.	Film related advertising sales

        To provide the Company the power to control and the ability to receive substantially all of the expected residual returns of the VIEs, Bona New World entered into a series of contractual arrangements with the VIEs and their shareholders in July 2007.

  •      Agreements that transfer economic benefits to Bona New World

    Exclusive Technology and Consulting Service Agreements

    Under these agreements between Bona New World and each of the VIEs, Bona New Word provides film investment consulting and technical service, operations management and marketing strategy consulting to the VIEs. As consideration for these services, the VIEs pay Bona New World a service fee equal to 100% of its profit before tax, except that the service fee with respect to Baichuan is no less than 90% of its net profit before tax. The exclusive technology and consulting service agreements remain effective until the dissolution of either Bona New World or the VIEs.

    Equity pledge agreements

    The shareholders of the VIEs pledged all of their respective equity interests (except for the 10% of the outstanding equity interest of Baichuan, which was acquired by Bona Film in December 2010 from an unaffiliated third party) in the VIEs to Bona New World under equity pledge agreements to secure their obligation under their respective exclusive technology and consulting service agreement with Bona New World. If the VIEs breach its contractual obligations under that agreement, Bona New World, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The nominee shareholders of the VIEs agree that, without prior written consent of Bona New World, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice Bona New World's interest. During the term of the equity pledge agreement, Bona New World is entitled to receive all income in cash or otherwise generated from the pledged equity interests, such as all dividends paid on the pledged equity interests. The equity pledge agreements remain effective until the VIEs are no longer liable under the exclusive technology and consulting service agreements.

  •      Agreements that provide Bona New World with effective control

    Voting trust and equity purchase option agreements

    The shareholders of the VIEs also entered into voting trust and equity purchase option agreements with Bona New World under which their voting rights and rights to appoint all directors and senior management personnel have been transferred to Bona New World. In addition, when permitted by PRC laws each of them granted to Bona New World or its designee irrevocable options to purchase all of their respective equity interests in the VIEs at the lowest price permitted under applicable PRC laws. The voting trust and equity purchase option agreements remain effective until the termination of the corresponding exclusive technology and consulting service agreements.

    Loan agreement

    In 2011, Bona New World entered into a loan agreement with the Group's CEO, Mr. Dong Yu, to provide an interest-free loan of RMB 10 million solely for the purpose of increasing capital contributions to Bona Film. The loan has a term of 10 years and may be extended upon mutual written consent of the parties. Any proceeds generated from the transfer of equity interests held by Mr. Dong Yu in Bona Film to the Group shall be used to repay the loan and the loan can only be repaid using such proceeds. The loan agreement contains a number of covenants that restrict the actions that Mr. Dong Yu may take or cause the Bona Film to take. For example, Mr. Dong Yu (i) shall not transfer, sell, mortgage, dispose of, or encumber his equity interest in Bona Film except in accordance with the Equity Pledge Agreement discussed above, (ii) without Bona New World's prior written consent, shall not take actions or omissions that may have a material impact on the assets, business and liabilities of Bona Film, (iii) shall cause the shareholders' meeting and/or the board of directors of Bona Film not to approve the merger or consolidation of Bona Film with any person, or any acquisition or investment in any person, without Bona New World's prior written consent, and (iv) shall appoint any director candidates nominated by Bona New World.

    As a result of these contractual arrangements, Bona New World has (1) the power to direct the activities of the VIEs that most significantly impact the VIEs' economic performance and (2) the right to receive economic benefits from the VIEs, and accordingly, the Company has consolidated the financial results of the VIEs and its subsidiaries in the consolidated financial statements for all the periods presented.

    In concluding that the Company is the primary beneficiary of the VIEs, the Company believes that voting trust is valid, binding and enforceable under existing PRC laws and regulations and enable the Company, through Bona New World, to vote on all matters requiring shareholder approval for the VIEs. In addition, the Company believes that the equity purchase option right provides the Company, through Bona New World, with a substantive kick-out right. More specifically, the terms of the equity purchase option is exercisable and enforceable under current PRC laws and regulations, and the minimum amount of consideration permitted by the applicable PRC laws to exercise such purchase option does not represent a financial barrier or disincentive for the Company, through Bona New World, to exercise such purchase option. The Company's rights under the voting trust and equity purchase option agreements provide the Company with control over the shareholders of the VIEs and thus provide the Company with the power to direct the activities that most significantly impact on the VIEs' economic performance.

Corporate reorganization

        At the time that the Company's wholly-owned subsidiary, Bona New World, entered into below series of contractual arrangements with the Company's VIEs, the Company was controlled (and had been since incorporation) by Mr. Dong Yu who held 93.5% of the issued equity. Immediately before entering into the contractual arrangements, the VIEs were also controlled by Mr. Dong Yu. This was therefore a transaction between entities under common control. Accordingly, the consolidated financial statements of the Company have been prepared as if the Company had been in existence and was the primary beneficiary of the VIEs throughout the periods presented.

Cinema Popular

        In October 2008, Bona Entertainment entered an agreement with Hurry Up Limited, a Hong Kong based company engaged in film production, to set up Cinema Popular Limited ("Cinema Popular") in Hong Kong to invest in films and hold copyright of films (the "Joint-venture Agreement"). Bona Entertainment and Hurry Up Limited each own 50% of the equity interest in Cinema Popular.

        Through its control of the board of directors of Cinema Popular, Bona Entertainment controls Cinema Popular. As Bona Entertainment controls Cinema Popular and absorbs all of the expected losses of Cinema Popular, Bona Entertainment is the primary beneficiary of Cinema Popular and therefore has consolidated Cinema Popular.

Risks in relation to the VIEs' structure

        The Company believes that Bona New World's contractual arrangements with the VIEs and its shareholders are in compliance with existing PRC laws and regulations and are valid, binding and enforceable and will not result in any violation of PRC laws or regulations currently in effect. The shareholders of the VIEs are also shareholders of the Company, therefore have no current interest in seeking to act contrary to the contractual arrangements. However, substantial uncertainties exist regarding the interpretation of current and future PRC laws or regulations and the PRC regulations authorities may take a contrary view. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws or regulations, the regulations authorities may exercise their discretion and:

1)
revoke the business licenses or other licenses or permits of the Group;

2)
discontinue or restrict the conduct of any transactions within the Group;

3)
impose fines, confiscating the income of the VIEs or the income, confiscating films or equipment, or imposing other requirements with which the Group may not be able to comply; or

4)
require the Group to restructure the relevant ownership structure or operations;

5)
restrict or prohibit the Company's use of the proceeds of IPO to finance the business and operations in China.

        The imposition of any of these penalties may result in a material adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the financial results of the VIEs.

        The Company's ability to control the VIEs depends on the right Bona New World has under the voting trust and equity purchase option agreements to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes this power of attorney is valid, building and enforceable under existing PRC laws and regulations but may not be as effective as direct equity ownership.

        In addition, Mr. Yu is the major nominee shareholder of Bona Film, and is also a beneficial owner of the Company. The interests of Mr. Yu as the major nominee shareholder of Bona Film may differ from the interests of the Company as a whole, the Company cannot assure that when conflicts of interest arise, Mr. Yu will act in the best interests of the Company or that conflicts of interests will be resolved in the Company's favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest Mr. Yu may encounter in his capacity as the major nominee shareholder of Bona Film, on the one hand, and as a beneficial owner and director of the Company, on the other hand. The Company believes Mr. Yu will not act contrary to any of the contractual arrangements and the exclusive option agreement provides the Company with a mechanism to remove Mr. Yu as the major nominee shareholder of Bona Film should he act to the detriment of the Company. The Company relies on Mr. Yu, as a director and executive officer of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Yu, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

        The following consolidated information of the VIEs and their subsidiaries was included in the accompanying consolidated financial statements with intercompany balance eliminated:

	December 31,
	2011	2012
Cash and cash equivalents	5,919,594	14,691,945
Accounts receivable, net	40,710,735	37,626,422
Prepaid expense and other current assets	11,454,369	14,626,701
Total current assets	59,616,184	73,351,336
Distribution rights	1,609,455	491,723
Production costs	44,264,090	53,248,207
Property and equipment, net	40,100,479	60,147,104
Total non-current assets	96,409,193	150,879,449
Total assets	156,025,377	224,230,785

Total current liabilities	76,539,817	92,841,657
Total non-current liabilities	413,219	8,279,476

Total liabilities	76,953,036	101,121,133

	Years ended December 31,
	2010	2011	2012
Net revenue	44,326,027	116,911,572	132,455,191

Net income	11,210,654	18,046,991	5,358,332

	Years ended December 31,
	2010	2011	2012
Net cash (used in) provided by operating activities	(17,350,381)	33,427,159	17,747,686
Net cash used in investing activities	(3,245,910)	(17,137,921)	(22,238,836)
Net cash provided by (used in) financing activities	19,006,317	(12,406,973)	13,263,501

        There are no consolidated VIEs' assets that are collateral for the VIE's obligations and can only be used to settle the VIEs' obligations. There are no creditors (or beneficial interest holders) of the VIEs that have recourse to the general credit of the Company or any of its consolidated subsidiaries. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, which require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.